Participations in Group Companies - Narrative (Details) - SEK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Participations in Group Companies
Total assets amounted	kr 1,506,450	kr 845,200
Parent Company
Participations in Group Companies
Total assets amounted	kr 1,318,525	kr 838,249